Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,799	$ 1,983	$ 916
Realized	4	(1)	(2)
Unrealized	(12)	54	4
Net unrealized gains (losses) included in OCI	(7)	7	13
Transfer in to Level 3	8	22
Transfer out of Level 3	(87)	(8)	(5)
Purchases/Issuances	72	45	416
Sales/Settlements	(128)	(303)	(38)
Closing balance	1,649	1,799	1,304
Opening balance	(1,619)	(1,558)	(1,499)
Realized	(3)	14	5
Unrealized	(188)	(68)	(333)
Transfer in to Level 3		(1)	(3)
Transfer out of Level 3	61	36	35
Purchases/Issuances	(77)	(86)	(1)
Sales/Settlements	71	44	78
Closing balance	(1,755)	(1,619)	(1,718)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(476)	(377)	(416)
Realized	(3)	14	5
Unrealized	(33)	(72)	(23)
Transfer in to Level 3		(1)	(3)
Transfer out of Level 3		(3)	2
Purchases/Issuances	(72)	(63)	(1)
Sales/Settlements	51	26	57
Closing balance	(533)	(476)	(379)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1,055)	(1,135)	(1,028)
Unrealized	(147)	23	(310)
Transfer out of Level 3	15	39	33
Sales/Settlements	20	18	21
Closing balance	(1,167)	(1,055)	(1,284)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	79	47	51
Unrealized	(13)	36	(23)
Transfer out of Level 3	(50)	(4)	(5)
Closing balance	16	79	23
Foreign exchange derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(18)		(4)
Unrealized	(12)	(18)	4
Transfer out of Level 3	18
Closing balance	(12)	(18)
Foreign exchange derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Unrealized			12
Closing balance			12
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(41)	(39)	(50)
Unrealized	3	(2)	(4)
Closing balance	(38)	(41)	(54)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	36	34	44
Unrealized	(3)	2	5
Closing balance	33	36	49
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(29)	(7)	(1)
Unrealized	1	1
Transfer out of Level 3	28
Purchases/Issuances	(5)	(23)
Closing balance	(5)	(29)	(1)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	51	19	6
Unrealized	2	3
Transfer in to Level 3	8	22
Transfer out of Level 3	(37)	(4)
Purchases/Issuances		11
Closing balance	24	51	6
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	1,063	1,021	640
Realized	4	(1)	(2)
Unrealized	1	12	20
Net unrealized gains (losses) included in OCI	(2)	4	9
Purchases/Issuances	60	34	304
Sales/Settlements	(36)	(7)	(9)
Closing balance	1,090	1,063	962
Mortgage and asset backed [member] | Debt securities measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	392	505	70
Unrealized			(1)
Purchases/Issuances	12		22
Sales/Settlements	(85)	(113)	(19)
Closing balance	319	392	72
Corporate and other debt [member] | Debt securities measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	103	101
Unrealized			(10)
Net unrealized gains (losses) included in OCI	(3)	2
Purchases/Issuances			90
Closing balance	100	103	80
Business and government [member] | Loans measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	75	256	105
Unrealized	1	1	1
Net unrealized gains (losses) included in OCI	(2)	1	4
Sales/Settlements	(7)	(183)	(10)
Closing balance	$ 67	$ 75	$ 100